Property, Plant and Equipment (Details) (USD $) In Thousands, unless otherwise specified	12 Months Ended
	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2010
Property, Plant and Equipment [Line Items]
Property, plant and equipment, gross	$ 532
Accumulated depreciation	(3,134,863)	(2,770,873)
Property, plant and equipment, net	2,940,603	2,629,701
Depreciation expense	515	479	433
Land and Land Improvements [Member]
Property, Plant and Equipment [Line Items]
Property, plant and equipment, gross	54,775	53,147
Building and Building Improvements [Member]
Property, Plant and Equipment [Line Items]
Property, plant and equipment, gross	2,257,002	1,975,839
Machinery and Equipment [Member]
Property, Plant and Equipment [Line Items]
Property, plant and equipment, gross	3,470,972	3,060,132
Assets Held under Capital Leases [Member]
Property, Plant and Equipment [Line Items]
Property, plant and equipment, gross	36,316	36,450
Construction in Progress [Member]
Property, Plant and Equipment [Line Items]
Property, plant and equipment, gross	$ 256,401	$ 275,006